UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

November 21, 2017 to December 20, 2017

Commission File Number of issuing entity: 333-185282-07

Volkswagen Auto Loan Enhanced Trust 2014-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-185282

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

VW Credit, Inc.

(Exact name of sponsor as specified in its charter)

Delaware	47-6506612
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

2200 Ferdinand Porsche Drive, Herndon, Virginia	20171
(Address of principal executive offices of the issuing entity)	(Zip Code)

(703) 364-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Notes			☒
Class A-2 Notes			☒
Class A-3 Notes			☒
Class A-4 Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1.

No assets securitized by VW Credit, Inc. (the “Securitizer”) and held by Volkswagen Auto Loan Enhanced Trust 2014-2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from November 21, 2017 to December 20, 2017. Please refer to the Form ABS-15G filed by the Securitizer on February 15, 2017 for additional information. The CIK number of the Securitizer is 0000833733.

PART II—OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable

Item 3. Sales of Securities and Use of Proceeds.

Not applicable

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 6. Significant Obligors of Pool Assets.

Not applicable

Item 7. Significant Enhancement Provider Information.

Not applicable

Item 8. Other Information.

Not applicable

Item 9. Exhibits.

Exhibit 99.1 Monthly Distribution Report

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

99.1	Monthly Distribution Report

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

December 20, 2017	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2014-2

By VW Credit, Inc., as Servicer

	By:	/s/ Ina Reetz
	Name:	Ina Reetz
	Title:	Sr. Director Financial Reporting